Document and Entity Information	Mar. 01, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001288847
Document Type	8-K
Document Period End Date	Mar. 01, 2024
Entity Registrant Name	FIVE9, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36383
Entity Tax Identification Number	94-3394123
Entity Address, Address Line One	3001 Bishop Drive
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	(925)
Local Phone Number	201-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	FIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false